Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail)			1 Months Ended		12 Months Ended
	Apr. 01, 2017 USD ($)	Dec. 20, 2012 Person VotingRight	Aug. 31, 2017 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2017 USD ($) Person Property Lessee Customer	Dec. 31, 2016 USD ($) Property Lessee Customer		Dec. 31, 2015 USD ($) Lessee Customer	Dec. 31, 2014 USD ($)
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Restricted cash balances					$ 99,675,000	$ 58,078,000	[1]	$ 33,917,000
Foreign currency exchange gains (losses)					156,000	188,000		221,000
Decrease in depreciation expense					7,104,000
Increase in depreciation expense						25,126,000
One-time charge for containers						4,402,000
Container impairment					$ 8,072,000	94,623,000	[2],[3],[4]	35,345,000
Minimum likelihood of tax benefits being recognized					50.00%
Debt issuance cost					$ 27,702,000	5,969,000		5,853,000
Amortization of debt issuance costs					13,201,000	9,465,000		7,158,000
Write off of unamortized debt issuance cost				$ 458,000	84,000	0
Direct container expenses paid in various foreign currencies					$ 15,143,000	$ 22,642,000		$ 12,700,000
Percentage of direct container expenses paid in various foreign currencies					25.00%	36.00%		27.00%
Share-based compensation expense					$ 6,083,000	$ 6,573,000	[4]	$ 7,743,000
Notional amount of interest rate swaps and caps					1,284,243,000
Fair value of liability					81,000	1,204,000
Fair value of asset					7,787,000	4,816,000
Credit valuation adjustment					31,000	87,000
Unrealized gains (losses) on interest rate swaps, collars and caps, net					4,094,000	6,210,000	[2],[3],[4]	(1,947,000)
Containers held for sale					22,089,000	25,513,000	[1]
Fair value of net investment in direct financing and sales-type leases					183,305,000	235,769,000
Net investment in direct financing and sales-type leases					182,624,000	237,234,000
Fair value of long-term debt					2,995,190,000	2,991,396,000
Long-term debt					2,990,308,000	3,038,297,000
Insurance proceeds from cash flows from operating activities to cash flows from investing activities					12,616,000	8,195,000	[4]
Fair Value, Inputs, Level 2
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Notional amount of interest rate swaps and caps					1,284,243,000
Stock Options And Restricted Stock Units | Stock Incentive Plan 2007
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Share-based compensation expense					$ 6,083,000	$ 6,573,000		$ 7,743,000
Lease Rental Income | Customer Concentration Risk
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of lessees who made greater than 10% of lease rental | Lessee					0	0		0
Lease Rental Income | Customer Concentration Risk | Mediterranean Shipping Company S.A.
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of company's accounts receivable					13.10%	9.00%
Percentage of lease rental income					14.40%	12.00%		10.40%
Lease Rental Income | Customer Concentration Risk | Hanjin Shipping Co.
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of company's accounts receivable						19.90%
Lease Rental Income | Customer Concentration Risk | CMA-CGM S.A.
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of company's accounts receivable					12.90%	9.10%
Percentage of lease rental income					13.60%	14.00%		11.00%
Accounts Receivable | Customer Concentration Risk
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of lessees that accounted for more than 10% of gross accounts receivable | Lessee					0	0
Total Fleet Lease Rental Income
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of customers having containers on-hire | Customer					300
Number of customer accounted for over 10% of lease rental income | Customer					0	0		0
Total Fleet Lease Rental Income | Non United States Customers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of company's accounts receivable					94.40%	95.00%
Percentage of company's finance lease receivable					98.00%	99.80%
Total Fleet Lease Rental Income | Customer Concentration Risk | Mediterranean Shipping Company S.A.
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of lease rental income					15.10%	13.60%		11.90%
Total Fleet Lease Rental Income | Customer Concentration Risk | CMA-CGM S.A.
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of lease rental income					14.40%	15.40%		12.20%
Total Fleet Lease Rental Income | Customer Concentration Risk | Five Largest Customers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of lease rental income					49.50%	48.10%		40.30%
Total Fleet Lease Rental Income | Customer Concentration Risk | Twenty Five Largest Container Lessees
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of lease rental income					80.00%	78.90%		77.40%
TMCL II Secured Debt Facility Amendment
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Write off of unamortized debt issuance cost			$ 238,000
TMCL II Secured Debt Facility
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Write off of unamortized debt issuance cost			$ 238,000		$ 6,516,000
Containers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Container impairment					0	$ 0
Containers Held for Sale
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Container impairment					$ 4,362,000	$ 15,332,000
Number of container held for sale | Property					7,325	26,600
Containers held for sale					$ 8,984,000	$ 19,230,000
Accounting Standards Update 2016-18
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Increase (decrease) in net cash used in financing activities	$ (24,161,000)							$ 26,393,000
Restricted cash balances						58,078,000		$ 33,917,000	$ 60,310,000
ASU 2016-15
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Insurance proceeds from cash flows from operating activities to cash flows from investing activities	$ 8,195,000
Minimum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Intangible assets, contract terms					11 years
Long term lease period					3 years
Estimated useful lives					3 years
Minimum | Operating Leases
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Contracts typical term					3 years
Contracts term					1 year
Minimum | Tap Funding Limited
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of owned voting interest in the entity					50.00%
Maximum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, original maturity period					3 months
Intangible assets, contract terms					13 years
Long term lease period					5 years
Estimated useful lives					7 years
Maximum | Operating Leases
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Contracts typical term					5 years
Contracts term					8 years
TL
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in TW Container Leasing, Ltd.		50.10%			25.00%
Number of board of directors seats | Person		2			2
Common stock, voting rights | VotingRight		2
Percentage of capital contributions					25.00%
TL | Minimum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of required approvals from Company board of directors for any action by the board of directors | Person					1
Tap Funding Limited
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in TW Container Leasing, Ltd.		49.90%
Number of board of directors seats | Person		1
Common stock, voting rights | VotingRight		1
TW
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Net investment in direct financing and sales-type leases					$ 103,571,000	$ 133,991,000
TW | Credit Facility
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Credit facility outstanding balance					$ 97,148
WFC
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in TW Container Leasing, Ltd.					75.00%
Number of board of directors seats | Person					6
Percentage of capital contributions					75.00%

[1]	Certain amounts as of December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods") and to reclassify debt balances to conform with the 2017 presentation.
[2]	Amounts for the years ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of the gains on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[3]	Certain amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[4]	Certain amounts for the years ended December 31, 2016 and 2015 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods"), to reclassify debt balances in order to conform with the 2017 presentation and for the adoption of Accounting Standards Update No. 2016-15, Statement of Cash Flows (Topic230): Classification of Certain Cash Receipts and Cash Payments and Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash.